Share-Based Compensation (Tables)	12 Months Ended
Feb. 29, 2024
Summary of Classification of Share-Based Compensation Expenses

The following table presents the classification of the Group’s share-based compensation expenses:

	For the Years Ended
	February 28, 2022	February 28, 2023	February 29, 2024
	RMB	RMB	RMB	USD
General and administrative expenses	8,817	3,001	2,939	408
Sales and marketing expenses	185	167	183	26
Total share-based compensation	9,002	3,168	3,122	434

Summary of Aggregate Options Activity and Information Regarding Options Outstanding

A summary of the aggregate option activity and information regarding options outstanding for the periods presented are as below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value
	(in 000s)	RMB	Years	RMB
Options outstanding on February 28, 2022	3,898	14.49	5.91	—
Granted	—	—	—
Forfeited	(93)	25.46	7.66
Expired	(592)	13.60	4.57
Exercised	—	—	—
Options outstanding on February 28, 2023	3,213	14.34	4.91	—
Granted	100	14.40	9.33
Forfeited	(72)	15.86	5.21
Expired	(15)	17.26	7.00
Exercised	—	—	—
Options outstanding on February 29, 2024	3,226	15.66	4.08	—
Options vested or expected to vest on February 29, 2024	3,226	15.66	4.08	—
Options exercisable on February 29, 2024	2,959	15.35	3.72	—

Black-Scholes Option Pricing Model
Schedule of Assumptions to Estimate Fair Value of Options Granted

The Group used the Black-Scholes option pricing model and the following assumptions to estimate the fair value of the options granted during the year ended February 29, 2024 with reference to the closing price of the Company on the measurement dates.

For the Year Ended
February 29,
2024
Average risk-free rate of interest	3.61% or 3.65%
Estimated volatility rate	52.0% or 54.0%
Dividend yield	0%
Life of options	10 years